NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NATURE OF BUSINESS
NOTE 1 - NATURE OF BUSINESS

Organization

WeTrade Group Inc. was incorporated in the State of Wyoming on March 28, 2019.

WeTrade Group Inc. is in the business of providing technical services and solutions via its membership-based social e-commerce platform and the Group is target to provided technical and auto-billing management services for 100 million micro-business users in China.

In January 2020, WeTrade have appointed 3rd party software company to develop an auto-billing management system (“Wepay System”) at the cost of RMB 400,000 in order to provide online payment services for its online store customers in PRC.

The main functions of Wepay System are user marketing relationship implementation, CPS commission profit management, multi-channel app data statistics and etc. Business applications cover the retail industry, tourism industry, hospitality and beauty industry.

WeTrade Group INC has conducted its business operations in mainland China and trial operation in Hong Kong, Philippines and Singapore. WeTrade has also formed the long-term technical cooperation with Yuetao App, Daren App, Yuebei App, Jingdong App, Yuedian App and Lvyue App.

In 2020, in order to better serve customers in mainland China, WeTrade reached an in-depth strategic partnership with Global Travelling Technology (Beijing) Co., Ltd., entrusting it to expand its business in China. As of the third quarter of 2020, WeTrade System has covered the e-commerce industry, tourism industry, hospitality industry, livestreaming/short video industry, etc.

As at September 30, 2020, the auto-billing management system of WeTrade group has more than 12 million micro-business users, 60,000 blog users and more than 2000 hotels direct booking suppliers in China. It is expected will be more than 12% of 100 million micro-business users in China by end of 2020.

The following diagram sets forth the structure of the Company as of the date of this Current Report:

Organization

WeTrade Group Inc. was incorporated in the State of Wyoming on March 28, 2019. WeTrade Group Inc. is in the business of providing an online membership-based e-commerce platform services in China that will provide a unique and aggregate information on hotels, flights, travelling packages and other travelling products that enable customers to make informed and cost-effective hotel, flight and other travelling packages bookings. In addition, the company intends to incorporate into its business plan advanced technologies including big data and artificial intelligence to optimize user experience and incentivize members to promote platform as well as share products with their social contacts. The Company e-commerce platform is currently in operation and its website is www.wetradegroup.net.

Currently, the Company owns 100% of UTour Pte. Ltd, a Singapore business company incorporated on March 23, 2018. On December 12 ,2019, the Company acquired 100% of WeTrade Information Technology Limited, a Hong Kong holding company incorporate on September 4, 2019 from our CFO, Mr. Che Kean Tat at nominal consideration. WeTrade Information Technology Limited owns 100% of Yueshang Information Technology (Beijing) Limited, a China WOFE company incorporated on September 4, 2019. The purpose of the acquisition was to enable the company to conduct future operations in China.